Vornado Capital Partners Real Estate Fund (the "Fund") (Tables)	12 Months Ended
Dec. 31, 2014
Real Estate Fund [Abstract]
Schedule Of Income And Loss From The Fund [Table Text Block]
(Amounts in thousands)	For the Year Ended December 31,
	2014	2013	2012
Net investment income	$12,895	$8,943	$8,575
Net realized gains	76,337	8,184	-
Net unrealized gains	73,802	85,771	55,361
Income from Real Estate Fund	163,034	102,898	63,936
Less income attributable to noncontrolling interests	(92,728)	(53,427)	(39,332)
Income from Real Estate Fund attributable to Vornado Realty L.P. (1)	$70,306	$49,471	$24,604

(1)	Excludes $2,865, $2,992, and $3,278 of management and leasing fees in the years ended December 31, 2014, 2013 and 2012, respectively, which are included as a component of "fee and other income" on our consolidated statements of income.